Trade payables and other current liabilities - Disclosure of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Fixed asset payables	€ 228	€ 0
Accrued expenses - clinical trials	5,394	1,486
Other current payables	3,999	4,996
Total trade and other payables	€ 9,621	€ 6,482